Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	REGIONAL HEALTH PROPERTIES, INC.
Entity Central Index Key	0001004724
Entity Primary SIC Number	6519
Entity Tax Identification Number	81-5166048
Entity Address, Address Line One	454 Satellite Boulevard NW
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Suwanee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	(678)
Local Phone Number	869-5116
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false